Related Party Balances and Transactions (Details) - Schedule of due to related party - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Related Party Balances and Transactions (Details) - Schedule of due to related party [Line Items]
Due to related party		$ 218,862	$ 71,020
Hong Yu [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related party [Line Items]
Due to related party	[1]	108,990	62,165
Ling Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related party [Line Items]
Due to related party	[1]		8,855
Hybridge Holding Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related party [Line Items]
Due to related party	[1]	$ 109,872

[1]	The above balances represent unpaid loan and expenses to these related parties.